Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000199071 | 233051432
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000199071 | 46434V860
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000199071 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199071 | 47103U845
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199071 | 46429B655
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199071 | 47103U753
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199071 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | 46138G870
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | 46138E404
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | 78464A516
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199071 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199071 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000199071 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000199071 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.80%
C000199071 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199072 | 233051432
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000199072 | 46434V860
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000199072 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199072 | 47103U845
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199072 | 46429B655
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199072 | 47103U753
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199072 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | 46138G870
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | 46138E404
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | 78464A516
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199072 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199072 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000199072 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000199072 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.80%
C000199072 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199073 | 233051432
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000199073 | 46434V860
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000199073 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199073 | 47103U845
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199073 | 46429B655
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199073 | 47103U753
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199073 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | 46138G870
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | 46138E404
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | 78464A516
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199073 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199073 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000199073 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000199073 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.80%
C000199073 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199074 | 233051432
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000199074 | 46434V860
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000199074 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199074 | 47103U845
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199074 | 46429B655
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199074 | 47103U753
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199074 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | 46138G870
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | 46138E404
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | 78464A516
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199074 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199074 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000199074 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000199074 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.80%
C000199074 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126293 | 233051432
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000126293 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000126293 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000126293 | 92189H409
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000126293 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126293 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126293 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000126293 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.10%
C000126293 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000126294 | 233051432
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000126294 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000126294 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000126294 | 92189H409
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000126294 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126294 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126294 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000126294 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.10%
C000126294 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000126295 | 233051432
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000126295 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000126295 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000126295 | 92189H409
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000126295 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126295 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126295 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000126295 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.10%
C000126295 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000150698 | 233051432
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000150698 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000150698 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000150698 | 92189H409
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150698 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150698 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150698 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000150698 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.10%
C000150698 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%